Stock Options and Warrant (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options and Warrants [Abstract]
Fair value option awards
	December 31, 2013	December 31, 2012
Expected volatility	73.50%	77.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26%	0.33%
Expected life (in years)	6.64	5.00

Stock-based award
Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance at January 1, 2012	—	$—	N/A
Options granted	3,220,735	0.001	5.00
Balance, December 31, 2012	3,220,735	0.001	5.00
Exercise of unvested options into restricted stock	(3,220,735)	0.001	—
Granted during 2013	8,910,000	1.289	6.55
Balance, December 31, 2013	8,910,000	$1.289	6.30	$2,240,000
Exercisable on December 31, 2013	533,334	$1.00	4.35	$288,000

Information about stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number of	Contractual	Exercise	Number of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0.51 - $1.00	1,500,000	4.35	$1.00	533,334	$1.00
$1.01 - $1.50	5,860,000	6.65	$1.30	—	$—
$1.51 - $2.00	1,550,000	6.88	$1.52	—	$—
	8,910,000	6.30	$1.29	533,334	$1.00

Restricted stock

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2012	—	—
Exercise of options	3,220,735	$0.001
Repurchase of unvested restricted shares	(76,608)	$0.001
Vested	(1,467,259)	$0.001
Balance, December 31, 2013	1,676,868	$0.001

Reconciliation of warrant activity

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2013	—	$—
Warrants issued	631,087	0.80
Warrants exercised	—	—
Balance outstanding at December 31, 2013	631,087	$0.80
Warrants exercisable at December 31, 2013	631,087	$0.80